SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective Prospectus of each of the listed funds:

Scudder 21st Century Growth Fund              Scudder Gold & Precious Metals Fund          Scudder Pathway Series: Conservative
Scudder Aggressive Growth Fund                Scudder Greater Europe Growth Fund              Portfolio
Scudder Blue Chip Fund                        Scudder Growth Fund                          Scudder Pathway Series: Growth Portfolio
Scudder California Tax-Free Income Fund       Scudder Growth and Income Fund               Scudder Pathway Series: Moderate
Scudder Capital Growth Fund                   Scudder Health Care Fund                        Portfolio
Scudder Contrarian Fund                       Scudder High Income Fund                     Scudder Retirement Fund -- Series IV
Scudder-Dreman Financial Services Fund        Scudder High Income Opportunity Fund         Scudder Retirement Fund -- Series V
Scudder-Dreman High Return Equity Fund        Scudder High Yield Tax-Free Fund             Scudder Retirement Fund -- Series VI
Scudder-Dreman Small Cap Value Fund           Scudder Income Fund                          Scudder Retirement Fund -- Series VII
Scudder Dynamic Growth Fund                   Scudder International Equity Fund            Scudder RREEF Real Estate Securities Fund
Scudder Emerging Markets Growth Fund          Scudder International Fund                   Scudder S&P 500 Stock Fund
Scudder Emerging Markets Income Fund          Scudder International Select Equity Fund     Scudder Select 500 Fund
Scudder European Equity Fund                  Scudder Japanese Equity Fund                 Scudder Short Term Bond Fund
Scudder Fixed Income Fund                     Scudder Large Company Growth Fund            Scudder Small Cap Fund
Scudder Flag Investors Communications         Scudder Large Company Value Fund             Scudder Small Company Stock Fund
   Fund                                       Scudder Latin America Fund                   Scudder Small Company Value Fund
Scudder Flag Investors Equity Partners        Scudder Massachusetts Tax-Free Fund          Scudder Strategic Income Fund
   Fund                                       Scudder Managed Municipal Bond Fund          Scudder Target 2010 Fund
Scudder Flag Investors Value Builder          Scudder Medium Term Tax-Free Fund            Scudder Target 2011 Fund
   Fund                                       Scudder Micro Cap Fund                       Scudder Target 2012 Fund
Scudder Florida Tax-Free Income Fund          Scudder Mid Cap Fund                         Scudder Technology Fund
Scudder Focus Value+Growth Fund               Scudder New Europe Fund                      Scudder Technology Innovation Fund
Scudder Global Biotechnology Fund             Scudder New York Tax-Free Income Fund        Scudder Top 50 US Fund
Scudder Global Bond Fund                      Scudder Pacific Opportunities Fund           Scudder Total Return Fund
Scudder Global Discovery Fund                                                              Scudder US Government Securities Fund
Scudder Global Fund                                                                        Scudder Worldwide 2004 Fund

Administrative Services Agreement

New fee rates effective January 1, 2003:

The Boards of the funds listed in the table below approved new fee rates paid by each class pursuant to the Administrative Services Agreement between Deutsche Investment Management Americas Inc. (DeIM) and each relevant fund effective January 1, 2003. Under this Agreement, in exchange for the payment of an administrative fee, DeIM provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by DeIM under its investment management agreement with each fund). Pursuant to the amended Agreement, the administrative fees for certain of the funds have increased. The new administrative fee rate and the restated total annual operating expenses for each affected fund are as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                     Administrative        Restated Total Annual
Fund name                                         Class               Fee Rate (%)         Operating Expenses (%)
---------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Fund                              A                   .430                      1.20
---------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Fund                              B                   .445                      2.00
---------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Fund                              C                   .440                      1.99
---------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Fund                              I                   .160                       .72
---------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Fund                         A                   .420                      1.25
---------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Fund                         B                   .435                      2.02
---------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Fund                         C                   .425                      2.01
---------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Fund                         I                   .165                       .75
---------------------------------------------------------------------------------------------------------------------
Scudder Global Fund                                 A                   .475                      1.70
---------------------------------------------------------------------------------------------------------------------
Scudder Global Fund                                 B                   .495                      2.47
---------------------------------------------------------------------------------------------------------------------
Scudder Global Fund                                 C                   .485                      2.46
---------------------------------------------------------------------------------------------------------------------
Scudder Greater Europe Growth Fund                  A                   .465                      1.73
---------------------------------------------------------------------------------------------------------------------
Scudder Greater Europe Growth Fund                  B                   .480                      2.49
---------------------------------------------------------------------------------------------------------------------
Scudder Greater Europe Growth Fund                  C                   .470                      2.47
---------------------------------------------------------------------------------------------------------------------
Scudder Growth Fund                                 A                   .365                      1.14
---------------------------------------------------------------------------------------------------------------------
Scudder Growth Fund                                 B                   .450                      1.98
---------------------------------------------------------------------------------------------------------------------
Scudder Growth Fund                                 C                   .435                      1.97
---------------------------------------------------------------------------------------------------------------------
Scudder Growth Fund                                 I                   .160                       .71
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                     Administrative        Restated Total Annual
Fund name                                         Class               Fee Rate (%)         Operating Expenses (%)
---------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Fund                      A                   .500                      1.18
---------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Fund                      B                   .520                      1.97
---------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Fund                      C                   .510                      1.96
---------------------------------------------------------------------------------------------------------------------
Scudder Health Care Fund                            A                   .550                      1.65
---------------------------------------------------------------------------------------------------------------------
Scudder Health Care Fund                            B                   .570                      2.42
---------------------------------------------------------------------------------------------------------------------
Scudder Health Care Fund                            C                   .560                      2.41
---------------------------------------------------------------------------------------------------------------------
Scudder Health Care Fund                            I                   .450                      1.30
---------------------------------------------------------------------------------------------------------------------
Scudder International Fund                          A                   .670                      1.60
---------------------------------------------------------------------------------------------------------------------
Scudder International Fund                          B                   .690                      2.37
---------------------------------------------------------------------------------------------------------------------
Scudder International Fund                          C                   .680                      2.36
---------------------------------------------------------------------------------------------------------------------
Scudder International Fund                          I                   .260                       .94
---------------------------------------------------------------------------------------------------------------------
Scudder Large Company Value Fund                    A                   .405                      1.20
---------------------------------------------------------------------------------------------------------------------
Scudder Large Company Value Fund                    B                   .425                      2.01
---------------------------------------------------------------------------------------------------------------------
Scudder Large Company Value Fund                    C                   .415                      2.01
---------------------------------------------------------------------------------------------------------------------
Scudder Large Company Value Fund                    I                   .155                       .75
---------------------------------------------------------------------------------------------------------------------
Scudder Technology Fund                             A                   .440                      1.18
---------------------------------------------------------------------------------------------------------------------
Scudder Technology Fund                             B                   .760                      2.27
---------------------------------------------------------------------------------------------------------------------
Scudder Technology Fund                             C                   .725                      2.25
---------------------------------------------------------------------------------------------------------------------
Scudder Technology Fund                             I                   .145                       .70
---------------------------------------------------------------------------------------------------------------------
Scudder Technology Innovation Fund                  A                   .670                      1.77
---------------------------------------------------------------------------------------------------------------------
Scudder Technology Innovation Fund                  B                   .730                      2.58
---------------------------------------------------------------------------------------------------------------------
Scudder Technology Innovation Fund                  C                   .720                      2.58
---------------------------------------------------------------------------------------------------------------------
Scudder Total Return Fund                           A                   .300                      1.07
---------------------------------------------------------------------------------------------------------------------
Scudder Total Return Fund                           B                   .425                      1.96
---------------------------------------------------------------------------------------------------------------------
Scudder Total Return Fund                           C                   .400                      1.93
---------------------------------------------------------------------------------------------------------------------
Scudder Total Return Fund                           I                   .145                       .69
---------------------------------------------------------------------------------------------------------------------

New expense limitations effective October 1, 2003:

DeIM has indicated its intention to terminate the Administrative Services Agreement between DeIM and each fund effective September 30, 2003. Effective October 1, 2003 through September 30, 2005, DeIM has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of each fund at certain established levels. In the case of funds listed in the table above, these fee waivers and reimbursements will limit expenses to approximately the "Restated Total Annual Operating Expense" levels shown above. For other funds, notwithstanding these fee waivers and reimbursements, fund expenses are generally expected to be higher than the levels set forth in each fund's current prospectus after September 30, 2003. Shareholders will be notified separately of the specific expense arrangements that have been established for their fund.

Class C Sales Charge (applicable to all above-named funds that offer Class C shares)

Effective February 3, 2003, Class C shares will be offered at net asset value plus an up-front sales charge of 1.00% of the offering price. Class C shares will continue to be subject to a contingent deferred sales charge and Rule 12b-1 distribution and/or service fee as more fully described in each fund's currently effective prospectus. The up-front sales charge does not apply to reinvested dividends or distributions.

You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

o Additional purchases of Class C shares made in an existing account and in the same fund(s) by existing Class C shareowners as of January 31, 2003;

o Exchanges of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003;

o Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the Advisor and/or the Distributor;

o Purchases of Class C shares through certain retirement plans which have entered into an agreement with the Advisor and/or the Distributor; and

o Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the Advisor and/or the Distributor.

Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible for a sales charge waiver.


January 1, 2003